8. Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Expected federal income tax benefit	$ (1,378,928)
State income taxes after credits	(266,684)
Change in valuation allowance	138,579
Permanent tax differences	1,497,622
Other	10,911
Total provision for income taxes	$ 1,500